CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	CAPITAL STOCK	CAPITAL RESERVES AND AUTHORIZED EQUITY INSTRUMENTS	TREASURY SHARES	LEGAL	PROFIT RETENTION	STATUTORY	STATUTORY - INVESTMENTS	ADDITIONAL PROPOSED DIVIDENDS	ACCUMULATED PROFITS / LOSSES	OTHER COMPREHENSIVE INCOME.	EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	NON-CONTROLLING INTEREST	Total
On / As of at Dec. 31, 2021	R$ 39,057,271	R$ 13,867,170		R$ 1,968,511	R$ 10,539,663	R$ 409,825	R$ 17,972,166			R$ (7,693,402)	R$ 76,121,204	R$ 295,560	R$ 76,416,764
Capital Increase - merge of shares	30,756,468										30,756,468		30,756,468
Accumulated conversion adjustments										(93,408)	(93,408)		(93,408)
Post-employment benefit adjustments										203,953	203,953		203,953
Financial instruments at fair value by means of OCI										(201,530)	(201,530)		(201,530)
Deferred Income tax and social contribution over OCI										142,426	142,426		142,426
Transactions costs on issuance of shares	(108,185)										(108,185)		(108,185)
Reclassification of earnings from sale of financial instruments at fair value through OCI									R$ 250,566	(217,371)	33,195		33,195
Participations in OCI of subsidiaries										(92,744)	(92,744)	225,275	132,531
Participations in OCI of associates									(2,473)	973,915	971,442		971,442
Transactions with shareholders:
Constitution of reserves				181,769	248,093		2,590,206		(3,020,068)
Proposed dividends									(863,402)		(863,402)		(863,402)
Net profit for the year									3,635,377		3,635,377	3,005	3,638,382
On / As of at Dec. 31, 2022	69,705,554	13,867,170		2,150,280	10,787,756	409,825	20,562,372			(6,978,161)	110,504,796	523,840	111,028,636
Capital Increase - merge of shares	286,086										286,085	(286,086)
Post-employment benefit adjustments										(119,988)	(119,988)		(119,988)
Financial instruments at fair value by means of OCI										206,508	206,508		206,508
Deferred Income tax and social contribution over OCI										(70,213)	(70,213)		(70,213)
Reclassification of earnings from sale of financial instruments at fair value through OCI									352,523	(318,779)	33,744		33,744
Participations in OCI of subsidiaries										234,433	234,433	48,431	282,864
Participations in OCI of associates										(139,860)	(139,860)		(139,860)
Transactions with shareholders:
Authorized Shares		22,169									22,169		22,169
Treasury shares - Shares issued			R$ (168,168)								(168,168)		(168,168)
Treasury shares - Repurchase of shares			(1,967,218)								(1,967,218)		(1,967,218)
Shares Remuneration Program			13,595								13,595		13,595
Shares in treasury - Dissident shareholders			(212)								(212)		(212)
Shares in treasury - Compulsory loan agreement			7,747								7,747		7,747
Constitution of reserves				227,490	373,272		3,025,600	R$ 216,114	(3,842,476)
Proposed dividends									(1,080,571)		(1,080,571)		(1,080,571)
Limitation of dividends									20,750		20,750		20,750
Net profit for the year									4,549,774		4,549,774	(154,913)	4,394,861
On / As of at Dec. 31, 2023	69,991,640	13,889,339	(2,114,256)	2,377,770	11,161,028	409,825	23,587,972	216,114		(7,186,060)	112,333,371	131,272	112,464,644
Post-employment benefit adjustments										580,824	580,824		580,824
Financial instruments at fair value by means of OCI										(143,659)	(143,659)		(143,659)
Deferred Income tax and social contribution over OCI										48,844	48,844		48,844
Reclassification of earnings from sale of financial instruments at fair value through OCI									(436)		(436)		(436)
Participations in OCI of subsidiaries										1,161,703	1,161,703	2,647	1,164,350
Participations in OCI of associates									(22,981)	281,939	258,958		258,958
Transactions with shareholders:
Authorized Shares		21,429									21,429		21,429
Treasury shares - Repurchase of shares			(115,099)								(115,099)		(115,099)
Shares Remuneration Program			6,344								6,344		6,344
Constitution of reserves				518,906			5,849,541	1,535,196	(7,903,643)
Proposed dividends									(2,464,804)		(2,464,804)		(2,464,804)
Proposed additional dividend								(216,114)			(216,114)		(216,114)
Limitation of dividends									13,742		13,742		13,742
Net profit for the year									R$ 10,378,122		10,378,122	2,632	10,380,754
On / As of at Dec. 31, 2024	R$ 69,991,640	R$ 13,910,768	R$ (2,223,011)	R$ 2,896,676	R$ 11,161,028	R$ 409,825	R$ 29,437,513	R$ 1,535,196		R$ (5,256,409)	R$ 121,863,225	R$ 136,551	R$ 121,999,776